FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: / / (a)

or fiscal year ending: 12/31/08 (b)

Is this a transition report?: (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	American International Life Assurance Company of New York Variable Account A

	B.	File Number: 811-04865

	C.	Telephone Number: (713) 831-3216

2.	A.	Street: 2727-A Allen Parkway

	B.	City: Houston C. State: TX D. Zip Code: 77019 Zip Ext: 2191

	E.	Foreign Country: Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)		N

4.	Is this the last filing on this form by Registrant? (Y/N)		N

5.	Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is “Y” (Yes), complete only items 89 through 110.]		N

6.	Is Registrant a unit investment trust (UIT)? (Y/N)
	[If answer is “Y” (Yes) complete only items 111 through 132.]		Y

7.	A.	Is Registrant a series or multiple portfolio company? (Y/N) [If answer is “N” (No), go to item 8.]

	B.	How many separate series or portfolios did Registrant have at the end of the period	_________________

01	SEC 2100 (10-93)

For period ending 12/31/08 File number 811- 04865	If filing more than one Page 47, “X” box: [ ]

UNIT INVESTMENT TRUSTS

111.	A.	[/]	Depositor Name: American International Life Assurance Company of New York

	B.	[/]	File Number (If any): _____________________________________

	C.	[/]	City: New York State: NY Zip Code: 10005 Zip Ext.: _____

		[/]	Foreign Country: _____________ Foreign Postal Code: _____

111.	A.	[/]	Depositor Name: ______________________________________

	B.	[/]	File Number (If any): ___________________________________

	C.	[/]	City: ___________ State: __ Zip Code: _____ Zip Ext.: _____

		[/]	Foreign Country: _____________ Foreign Postal Code: _____

112.	A.	[/]	Sponsor Name: American International Life Assurance Company of New York

	B.	[/]	File Number (If any): ___________________________________

	C.	[/]	City: New York State: NY Zip Code: 10005 Zip Ext.: _____

		[/]	Foreign Country: _____________ Foreign Postal Code: _____

112.	A.	[/]	Sponsor Name: __________________________________________

	B.	[/]	File Number (If any): _____________________________________

	C.	[/]	City: ___________ State: __ Zip Code: _____ Zip Ext.: _____

		[/]	Foreign Country: _____________ Foreign Postal Code: _____

For period ending 12/31/08 File number 811- 04865	If filing more than one Page 48, “X” box: [ ]

113.	A.	[/]	Trustee Name: __________________________________________

	B.	[/]	City: ___________ State: __ Zip Code: _____ Zip Ext.: _____

		[/]	Foreign Country: _____________ Foreign Postal Code: _____

113.	A.	[/]	Trustee Name: __________________________________________

	B.	[/]	City: ___________ State: __ Zip Code: _____ Zip Ext.: _____

		[/]	Foreign Country: _____________ Foreign Postal Code: _____

114.	A.	[/]	Principal Underwriter Name: American General Equity Services Corporation

	B.	[/]	File Number: 8-15847

	C.	[/]	City: Houston State: TX Zip Code: 77019 Zip Ext.: _____

		[/]	Foreign Country: _____________ Foreign Postal Code: _____

114.	A.	[/]	Principal Underwriter Name: AIG Equity Sales Corp.

	B.	[/]	File Number: 8-16586

	C.	[/]	City: New York State: NY Zip Code: 10270 Zip Ext.: _____

		[/]	Foreign Country: _____________ Foreign Postal Code: _____

115.	A.	[/]	Independent Public Accountant Name: PricewaterhouseCoopers LLP

	B.	[/]	City: Houston State: TX Zip Code: 77002 Zip Ext.: _____

		[/]	Foreign Country: _____________ Foreign Postal Code: _____

115.	A.	[/]	Independent Public Accountant Name: _________________________

	B.	[/]	City: ___________ State: __ Zip Code: _____ Zip Ext.: _____

		[/]	Foreign Country: _____________ Foreign Postal Code: _____

For period ending 12/31/08 File number 811- 04865	If filing more than one Page 49, “X” box: [ ]

116.	Family of investment companies information:

	A.	[/]	Is Registrant part of a family of investment companies? (Y/N)	Y
Y/N

	B.	[/]	Identify the family in 10 letters AGLSEPACCT

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A.	[/]	Is Registrant a separate account of an insurance company? (Y/N)
Y
Y/N

If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?:

	B.	[/]	Variable annuity contracts? (Y/N)	Y
Y/N

	C.	[/]	Scheduled premium variable life contracts? (Y/N)	N
Y/N

	D.	[/]	Flexible premium variable life contracts? (Y/N)	N
Y/N

	E.	[/]	Other types of insurance products registered under the Securities Act of 1933? (Y/N)	N
Y/N

118:	[/]	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933		1

119.	[/]	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period		0

120.	[/]	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted)		$ 0

121.	[/]	State the number of series for which a current prospectus was in existence at the end of the period		1

122.	[/]	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period		0

For period ending 12/31/08 File number 811- 04865	If filing more than one Page 50, “X” box: [ ]

123.	[/]	State the total value of the additional units considered in answering item 122 ($000’s omitted)	$ 0

124.	[/]	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)	$ 0

125.	[/]	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)	$ 0

126.	[/]	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$ 0

127.	[/]	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000’s omitted)		Total Income Distributions ($000’s omitted)
A.	U.S. Treasury direct issue	_____	$		$

B.	U.S. Government agency	_____	$		$

C.	State and municipal tax-free	_____	$		$

D.	Public utility debt	_____	$		$

E.	Brokers or dealers debt or debt of brokers’ or dealers’ parent	_____	$		$

F.	All other corporate intermed. & long-term debt	_____	$		$

G.	All other corporate short-term debt	_____	$		$

H.	Equity securities of brokers or dealers or parents of brokers or dealers	_____	$		$

I.	Investment company equity securities	_____	$		$

J.	All other equity securities	1		$69,375		$2,150

K.	Other securities	_____	$		$

L.	Total assets of all series of registrant	1		$69,375		$2,150

For period ending 12/31/08 File number 811- 04865	If filing more than one Page 51, “X” box: [ ]

128.	[/]

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

[If answer is “N” (No), go to item 131.]

N
Y/N

129.	[/]	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) [If answer is “N” (No), go to item 131.]	_____
Y/N

130.	[/]	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)	_____
Y/N

131.	[/]	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$ 1,400

132.	[/]	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-____	811-____	811-____	811-____	811-____
811-____	811-____	811-____	811-____	811-____
811-____	811-____	811-____	811-____	811-____
811-____	811-____	811-____	811-____	811-____
811-____	811-____	811-____	811-____	811-____
811-____	811-____	811-____	811-____	811-____
811-____	811-____	811-____	811-____	811-____
811-____	811-____	811-____	811-____	811-____

SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 26th day of February, 2009.

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

VARIABLE ACCOUNT A

(Name of Registrant)

BY: AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

(Name of Depositor)

By:	/s/ EDWARD F. BACON	Witness:	/s/ LAUREN W. JONES
	Edward F. Bacon	Lauren W. Jones
	Vice President	Assistant Secretary
	American International Life	American International Life
	Assurance Company of	Assurance Company of
	New York	New York